CASH AND CASH EQUIVALENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and banks	$ 664,605	$ 644,244	$ 783,943
Short-term investments	4,246,309	5,795,032	12,081,219
Cash and cash equivalents	$ 4,910,914	$ 6,439,276	$ 12,865,162	$ 5,220,535